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IDX Risk-Managed Bitcoin Strategy Fund
SUMMARY OF IDX RISK-MANAGED BITCOIN STRATEGY FUND
Investment Objective.
The IDX Risk-Managed Bitcoin Strategy Fund (the “Fund”) seeks long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective.
Fees and Expenses of the Fund.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees - IDX Risk-Managed Bitcoin Strategy Fund - USD ($)	Investor Class Shares	Institutional Class Shares
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - IDX Risk-Managed Bitcoin Strategy Fund		Investor Class Shares	Institutional Class Shares
Management Fees		1.99%	1.99%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	0.50%	0.50%
Total Annual Fund Operating Expenses		2.74%	2.49%
[1]	“Other Expenses” are estimated for the Fund’s first fiscal year. Other Expenses includes 0.31% of Interest Expense incurred while implementing the Fund’s strategy.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example - IDX Risk-Managed Bitcoin Strategy Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Investor Class Shares	274	841
Institutional Class Shares	249	766

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Portfolio turnover information for the Fund is not presented because the Fund has not commenced investment operations as of the date of this prospectus. Given the tactical nature of the Fund, portfolio turnover is expected to exceed 100% annually.

Principal Investment Strategy of the Fund

The Fund seeks long-term capital appreciation. The Fund pursues its investment strategy through actively managed exposure to bitcoin futures contracts. The Fund does not invest in bitcoin or other digital assets directly, or in the Grayscale® Bitcoin Trust or any other OTC Trusts. Additionally, the Fund does not invest in, or seek exposure to, the current “spot” or cash price of bitcoin. Investors seeking direct exposure to the price of bitcoin should consider an investment other than the Fund.

Bitcoin is a digital asset, sometimes referred to as a digital currency or “cryptocurrency.” The ownership and operation of bitcoin is determined by participants in an online, peer-to-peer network. The network connects computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the Bitcoin Network. This is commonly referred to as the Bitcoin Protocol (and is described in more detail in the section entitled “The Bitcoin Protocol” in the Fund’s Prospectus). The value of bitcoin is not backed by any government, corporation, or other identified body. Instead, its value is determined in part by the supply and demand in markets created to facilitate trading of bitcoin.

Futures contracts are financial contracts the value of which depends on, or is derived from, the underlying reference asset. In the case of bitcoin futures contracts, the underlying reference asset is bitcoin. Futures contracts may be physically-settled or cash-settled. The Fund currently invests only in cash-settled bitcoin futures contracts traded on the Chicago Mercantile Exchange (“CME”). The value of bitcoin futures contracts is determined by reference to the CME CF Bitcoin Reference Rate (“BBR”), which provides an indication of the price of bitcoin across certain cash bitcoin exchanges. The Fund seeks to invest in front and near-month bitcoin futures. The Fund does not expect to hold any futures contracts with longer than 90 days to maturity. A high degree of leverage is typical of a futures trading account. As a result, a relatively small price movement in a futures contract may result in substantial losses to the Fund, exceeding the amount of the margin paid.

Over time, the Fund seeks to capture most of the upside participation in bitcoin while limiting the downside by managing its bitcoin futures exposure to between 25% and 100% of the Fund's net assets, is depending on the market conditions. While investments in bitcoin futures is a form of leverage, the Fund will not have bitcoin exposure greater than 100% of the Fund’s net assets. Under normal market conditions, the Fund expects to maintain bitcoin futures exposure of between 50% and 100%. During stressed or abnormal market conditions, including periods when the Adviser believes it is prudent to take a temporary defensive position, the Fund will reduce its bitcoin futures exposure significantly, but in no situation will it be less than 25% of the Fund’s net assets. The Fund defines stressed or abnormal market conditions as a significant drop in the price of bitcoin or bitcoin futures over a short trading period.

The Fund will gain exposure to bitcoin by investing a portion of its assets in a wholly-owned subsidiary organized under the laws of the Cayman Islands and managed by the Adviser. The Fund generally expects to invest approximately 25% of its total assets in this subsidiary, but it may exceed this amount if the Adviser believes doing so is in the best interest of the Fund, such as to help the Fund achieve its investment objective or manage its tax efficiency. Exceeding this amount may have tax consequences, see the section entitled “Tax Risk” in the Fund’s Prospectus for more information. References to investments by the Fund should be read to mean investments by either the Fund or the subsidiary. Because the subsidiary invests in bitcoin futures, which are considered a form of leverage, the Fund’s exposure to bitcoin price volatility exceeds the 25% of the Fund’s assets allocated to the subsidiary.

In addition to bitcoin futures contracts, the Fund may invest in exchange-traded funds (“ETFs”), including Canadian ETFs, in limited circumstances, for example to manage inflows and outflows or respond to unusual market conditions (“bitcoin-related investments”). Except for the Fund’s subsidiary, the Fund will limit investments in other bitcoin-related investments to 10% or less of the Fund’s assets. The shares of these ETFs will have direct or indirect exposure to bitcoin. The Fund expects to have significant holdings of cash and U.S. government securities, money market funds, repurchase agreements, and investment grade fixed-income securities (the “Cash and Fixed Income Investments”). The Fund does not target a specific maturity but will generally have an average portfolio duration of one year or less. Each debt security held by the fund must be high quality at the time of purchase, which is defined as being rated no lower than the A category by Standard & Poor’s Ratings Group, Moody’s Investors Service, or Fitch Ratings, Inc. The Cash and Fixed Income Investments are intended to provide liquidity, to serve as collateral for the Fund’s futures contracts and to support its use of leverage.

The Adviser uses a proprietary quantitative model that statistically gauges the strength of price trends in bitcoin. The model uses publicly available daily price information to systematically allocate Fund assets to bitcoin futures contracts according to a pre-defined ruleset. Specifically, the model measures price behavior of bitcoin over multiple periods to determine three expected risk/return environments: unfavorable, favorable, and very favorable. Based on these environments, the Adviser will adjust the Fund’s bitcoin futures exposure from 25% to 100% of the Fund's net assets.

The Fund generally does not intend to close out, sell, or redeem its futures contracts except (i) to meet redemptions or (ii) when a bitcoin futures contract is nearing expiration, at which point the Fund will generally sell it and use the proceeds to buy a bitcoin futures contract with a later expiration date to maintain its bitcoin futures exposure. This is commonly referred to as “rolling.” Currently, most of the open interest in CME bitcoin futures is in front-month contracts (i.e., contracts that expire in 30 days); therefore, the Fund expects to mostly invest in such contracts over the foreseeable future. Over time, as the CME bitcoin futures market expands, the Fund will use a multi-day, laddered roll process. Because of this rolling, the Fund engages in very frequent trading to achieve its investment objective, which will result in portfolio turnover greater than 100%.

As part of its risk-managed approach to bitcoin exposure, the Adviser actively manages the Fund’s exposure and limits exposure during unfavorable market conditions, which includes limiting rolls into potentially unfavorable periods. During stressed or abnormal market conditions, including periods when the Adviser believes it is prudent to take a temporary defensive position, the Fund will reduce its bitcoin futures exposure significantly, but in no situation will the Fund's exposure be less than 25% of the Fund's net assets.

Principal Risks of Investing in the Fund.

An investment in the Fund is subject to investment risks, including the possible loss of some or all the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective.

Bitcoin and bitcoin futures contracts are a relatively new asset class and are subject to unique and substantial risks, including the risk that the value of the Fund’s investments could decline rapidly, including to zero. Bitcoin and bitcoin futures contracts have historically been more volatile than traditional asset classes. You should be prepared to lose your entire investment.

Generally, the Fund will be subject to the following additional risks:

Bitcoin Risk – Bitcoin is a relatively new financial innovation and the market for bitcoin is subject to rapid price swings, changes, and uncertainty. The further development of the Bitcoin Network and the acceptance and use of bitcoin are subject to a variety of factors that are difficult to evaluate. The slowing, stopping, or reversing of the development of the Bitcoin Network or the acceptance of bitcoin may adversely affect the price of bitcoin. Bitcoin is subject to the risk of fraud, theft, manipulation, or security failures, operational or other problems that impact bitcoin trading venues. Unlike the exchanges for more traditional assets, such as equity securities and futures contracts, bitcoin and bitcoin trading venues are largely unregulated. As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation and investors may be more exposed to the risk of theft, fraud, and market manipulation than when investing in more traditional asset classes. Legal or regulatory changes may negatively impact the operation of the Bitcoin Network or restrict the use of bitcoin. The realization of any of these risks could result in a decline in the acceptance of bitcoin and consequently a reduction in the value of bitcoin, bitcoin futures, and the Fund.

Bitcoin Futures Risk – The market for bitcoin futures may be less developed, and potentially less liquid and more volatile, than more established futures markets. While the bitcoin futures market has grown substantially since bitcoin futures commenced trading, there can be no assurance that this growth will continue. Bitcoin futures are subject to collateral requirements and daily limits that may limit the Fund’s ability to achieve the desired exposure. Further, unlike the Fund’s shares or CME bitcoin futures, the trading market for bitcoin is global and always open. There’s risk that the CME bitcoin futures price may not reflect changes to the spot price of bitcoin while the CME is closed. If the Fund is unable to meet its investment objective, the Fund’s returns may be lower than expected. Additionally, these collateral requirements may require the Fund to liquidate its position when it otherwise would not do so.

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Liquidity Risk — The market for the bitcoin futures contracts is still developing and may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and increase the losses incurred while trying to do so.

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Future Market Capacity Risk – If the Fund’s ability to obtain exposure to bitcoin futures contracts consistent with its investment objective is disrupted for any reason including, limited liquidity in the bitcoin futures market, a disruption to the bitcoin futures market, or as a result of margin requirements or position limits imposed by the Fund’s futures commission merchants (“FCMs”), the CME, or the CFTC, the Fund would not be able to achieve its investment objective and may experience significant losses.

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Cost of Futures Investment Risk – When a bitcoin futures contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a bitcoin futures contract with a later expiration date. This is commonly referred to as “rolling.” The costs associated with rolling bitcoin futures typically are substantially higher than the costs associated with other futures contracts and may have a significant adverse impact on the performance of the Fund. The costs associated with rolling bitcoin futures typically are substantially higher than the costs associated with other futures contracts and may have a significant adverse impact on the performance of the Fund

Investment Strategy Risk – The Fund actively invests in bitcoin futures contracts and other instruments that provide exposure to bitcoin futures. The Fund does not invest directly in or hold bitcoin. The price of bitcoin futures contracts should be expected to differ from the current cash price of bitcoin, which is sometimes referred to as the “spot” price of bitcoin. Consequently, the performance of the Fund should be expected to perform differently from the spot price of bitcoin. These differences could be significant.

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Model and Data Risk – Given the complexity of the strategies of the Fund, the Adviser relies heavily on quantitative models and information and data both proprietary as well as supplied by third parties ("Models and Data"). Models and Data are used to rank investments and provide risk management insights. The use of predictive models has inherent risks. Because predictive models are generally constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. In addition, there is an inherent risk that the quantitative models used by the adviser will not be successful in forecasting movements in industries, sectors, or companies or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.

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Subsidiary Risk – By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. Although the Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), it will provide investors with the same 1940 Act protections provided by the Fund.

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Investment Capacity Risk – If the CME bitcoin futures market was unable to handle demand from the Fund and other market participants, the Adviser, in its sole discretion and without prior notice, could limit or reject purchases of Fund shares. This is often referred to as “closing” the Fund. The Adviser could re-open the Fund in its sole discretion and without prior notice.

Market and Volatility Risk – The prices of bitcoin and bitcoin futures contracts have historically been highly volatile. The value of the Fund’s investments in bitcoin futures contracts and other instruments that provide exposure to bitcoin and bitcoin futures could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund you should not invest in the Fund.

ETF Risk – The Fund may invest in ETFs as part of its principal investment strategies. ETFs are subject to investment advisory and other expenses, which will be indirectly paid by a Fund. As a result, your cost of investing in a Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that do not invest in such investments. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. The market price for a Fund’s shares may deviate from a Fund’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for Fund shares than the Fund’s net asset value, which is reflected in the bid and ask price for Fund shares or in the closing price.

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Canadian ETF Risk – Canadian ETFs that provide exposure to bitcoin are subject to many of the same risks as a direct investment in bitcoin. The market value of ETF shares may differ from their NAV. This difference in price may be because the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying holdings. Accordingly, shares of these ETFs may trade at a premium or discount from the value of their underlying investments, may become illiquid, may or may not be correlated with the price of bitcoin or bitcoin futures contracts, and may be highly volatile.

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Tracking Risk – ETFs in which the Fund invests will not be able to replicate exactly the performance of any indices or prices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities or derivatives. In addition, the index-tracking ETFs will incur expenses not incurred by their applicable indices. Certain securities comprising an index may, from time to time, temporarily be unavailable, which may further impede the security’s ability to track an index.

Risks Associated with the Use of Derivatives — Investing in derivatives, including bitcoin futures contracts, may be considered aggressive and may expose the Fund to significant risks. These risks include counterparty risk and liquidity risk. When the Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives also may expose the Fund to losses in excess of those amounts initially invested.

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Counterparty Risk — Investing in derivatives and repurchase agreements involves entering into contracts with third parties (i.e., counterparties). The use of derivatives and repurchase agreements involves risks that are different from those associated with ordinary portfolio securities transactions. The Fund will be subject to credit risk (i.e., the risk that a counterparty is or is perceived to be unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, or if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the value of an investment in the Fund may decline. The counterparty to a listed futures contract is the derivatives clearing organization for the listed future. The listed future is held through an FCM acting on behalf of the Fund. Consequently, the counterparty risk on a listed futures contract is the creditworthiness of the FCM and the exchange’s clearing corporation.

Active Management Risk — The Fund is actively managed, and its performance reflects the investment decisions that the Adviser makes for the Fund. The Adviser’s judgements about the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform or have negative returns as compared to other funds with  a  similar  investment  objective  and/ or strategies.

Portfolio Turnover Risk — The Fund may incur high portfolio turnover to manage the Fund’s investment exposure. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of portfolio transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. Each of these factors could have a negative impact on the performance of the Fund.

Tax Risk — In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. The Fund uses a controlled foreign corporation (the “Subsidiary”) to manage non-qualifying income for purposes of Internal Revenue Code Section 851(b)(2). The Subsidiary converts the income to qualifying income to the extent that earnings and profits exist at the subsidiary level. According to Treasury Regulation Sec 1.851-2(b)(2)(iii), income generated from a Subsidiary is considered other income derived from the corporation’s business of investing in commodity interests, securities, or currencies; it therefore is qualifying income under the tax code.

Valuation Risk — In certain circumstances (e.g., if the Adviser believes market quotations do not accurately reflect the fair value of an investment, or a trading halt closes an exchange or market early), the Adviser may, subject to the policies and procedures established by the Fund’s Board, choose to determine a fair value price as the basis for determining the market value of such investment for such day. The fair value of an investment determined by the Adviser may be different from other value determinations of the same investment. Portfolio investments that are valued using techniques other than market quotations, including “fair valued” investments, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio investment for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio investment is sold at a discount to its established value. The fair value of the Fund’s bitcoin futures may be determined by reference, in whole or in part, to the cash market in bitcoin. These circumstances may be more likely to occur with respect to bitcoin futures than with respect to futures on more traditional assets.

Non-Diversification Risk – The Fund is classified as “non- diversified” under the Investment Company Act of 1940, as amended (“1940 Act”). This means it can invest a relatively high percentage of its assets in the assets of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund's performance will decline based on the performance of a single issuer or the credit of a single counterparty. A non-diversified fund’s greater investment in a single issuer or asset type (such as bitcoin futures) makes the Fund more susceptible to financial, economic, and market events impacting such issuer or asset type. For the Fund’s portfolio, a decline in the value of bitcoin futures will have a greater negative effect than a similar decline or default by a single security in a diversified portfolio.

Performance.
Performance information is not presented because the Fund has not commenced investment operations as of the date of this prospectus.